Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net (loss) income	$ (725,110)	$ (199,320)	$ (1,398,144)	$ 757,381
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	177,207	131,123	599,436	660,784
Changes in operating assets and liabilities:
Accounts receivables			(130,624)
Accounts receivables – related parties	(3,331,319)	1,346,693	(677,340)	(2,068,248)
Advances to vendors - related parties	(159,713)	(27,547)	(241,111)	426,155
Advance to vendors	(42,901)	23,638	62,558	(10,173)
Other current assets	(2,041)	(103,755)	(41,946)
Inventories	6,969	(335,918)	541,672	(938,790)
Right-of-use assets				(21,057)
Notes payable		(671,275)	(1,279,128)	731,649
Accounts payables	11,179	(234,869)	2,705,565	2,142,552
Accounts payables - related parties	3,310,974	(1,037,848)	(71,998)	438,112
Advances from customers		148,039	147,438	(330,004)
Retainage payable		(38,451)	(37,172)	(698,320)
Other current liabilities	126,016	(78,639)	(263,284)	162,307
Net cash (used in) provided by operating activities	(628,739)	(1,078,129)	(84,078)	1,252,348
Cash flow from investing activities
Loan receivable				(75,817)
Purchase of equipment and factory construction		(24,024)	(3,017,818)	(2,504,738)
Net cash used in investing activities		(24,024)	(3,017,818)	(2,580,555)
Cash flow from financing activities
Share issuances for cash			399,000
Proceeds from to related parties	620,491		318,471	2,398,588
New borrowings	3,297,345	492,943	7,150,529	1,981,864
Repayments of borrowings-related parties		(69,134)	(28,263)	(94,468)
Repayments of borrowings	(3,132,467)	(39,467)	(6,028,058)	(2,380,856)
Net cash provided by financing activities	785,369	384,342	1,811,679	1,905,128
Effect of exchange rate changes	(879)	8,464	(31,875)	70,325
Increase in cash	155,751	(709,348)	(1,322,092)	647,246
Cash and restricted cash, beginning	41,687	1,363,779	1,363,779	716,533
Cash and restricted cash, ending	197,438	654,431	41,687	1,363,779
Supplemental disclosures of cash flow
Interest paid	29,224	40,215	207,078	94,572
Income taxes paid		6,910	106,101	3,861
Noncash investing and financing activities
Construction in progress additions		$ 993,565	$ 2,917,906